Intangible Assets - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Intangible assets	€ 33,590,000	€ 30,985,000
Impairment losses	0
Useful life of intangible assets	0
Industrial Patents and Intellectual Property Rights
Disclosure Of Intangible Assets [Line Items]
Increased in intangible assets due to the acquisition of licenses	397,000
Intangible assets	6,423,000	10,610,000
Intangible Fixed Assets in Process and Advances
Disclosure Of Intangible Assets [Line Items]
Increased in intangible assets	10,408,000
Intangible assets	15,725,000	6,056,000
Concessions, Licenses, Trademarks and Similar Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	7,573,000	€ 8,620,000
Internally Generated Development Costs
Disclosure Of Intangible Assets [Line Items]
Increased in intangible assets	€ 5,553,000